EQUITY (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended			3 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended					3 Months Ended			0 Months Ended		3 Months Ended			1 Months Ended	16 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended
	Sep. 21, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Sep. 22, 2012	Sep. 19, 2012	Mar. 31, 2014 Emerald Private Equity Fund - Financing and Convertible Promissory Note Number	Nov. 11, 2011 Emerald Private Equity Fund - Financing and Convertible Promissory Note	Mar. 31, 2014 Emerald Private Equity Fund - Financing and Convertible Promissory Note GEL Properties, LLC [Member]	Mar. 31, 2014 Emerald Private Equity Fund - Financing and Convertible Promissory Note Union Capital LLC [Member]	Dec. 31, 2013 Emerald Private Equity Fund - Financing and Convertible Promissory Note Union Capital LLC [Member]	Mar. 31, 2014 Note Payable [Member]	Dec. 31, 2013 Note Payable [Member]	Mar. 31, 2014 Convertible Note Payable - Related Party [Member]	Mar. 31, 2014 Emerald Note Payable [Member] Number		Dec. 31, 2013 Emerald Note Payable [Member]		Mar. 31, 2014 GEL Properties Convertible Note Payable [Member]	Dec. 31, 2013 GEL Properties Convertible Note Payable [Member]		Mar. 14, 2014 Union Capital Convertible Note Payable [Member]	Mar. 10, 2014 Union Capital Convertible Note Payable [Member]	Mar. 31, 2014 Union Capital Convertible Note Payable [Member]	Dec. 31, 2013 Union Capital Convertible Note Payable [Member]		May 31, 2012 $2,000,000 Financing Agreement	Sep. 30, 2013 $2,000,000 Financing Agreement	Dec. 31, 2013 $500,000 Financing Agreement	Sep. 19, 2013 $1,500,000 Securities Agreement [Member]	May 16, 2013 $1,500,000 Securities Agreement [Member]	Jul. 03, 2013 $1,500,000 Securities Agreement [Member]	Dec. 31, 2013 $2,000,000 UFF Financing Agreement
Common stock, shares issued		91,577,278		87,796,524	75,000,000	87,796,524	91,577,278	75,000,000	22,500,000
Common stock, shares outstanding		91,577,278		87,796,524	75,000,000	87,796,524	91,577,278	75,000,000	22,500,000
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Financing agreement, maximum amount to be sold through sale of common stock																														$ 2,000,000		$ 500,000
Proceeds from the issuance of common stock and warrants					1,800,032																										2,000,000					1,500,000
Number of common stock issued for repayment of notes										337,855			99,668		124,730		37,849	1,142,858				164,935			219,667	359,858	579,525				4,000,000	1,000,000
Sale of common stock, per share price																														$ 0.50		$ 0.50
Warrant exercise price										0.01								0.35												0.75		0.75		0.55
Shares issued during the period under the financing agreement																																1,000,000
Warrant term										5 years								5 years												18 months		18 months
Warrants oustanding																		1,000,000		285,714																3,409,093
Common stock, par value		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001																											$ 1.25	$ 0.001
Common stock shares registered in S-1 filing																																			11,288,094
Shares issued in severance to resigned CFO																																	353,241
Per share value of shares issued																																	$ 0.25	$ 0.65
Fair value of shares issued in severance																																	88,310
Interest rate (in percent)										18.00%					21.00%		7.00%	15.00%				8.00%					8.00%
Numbers of warrants issued		100,000		4,953,226						506,782								1,428,571
Notes Payable		3,905,167		2,485,000		2,485,000	3,905,167				100,000			60,000		65,000		166,667	[1]	0	[1]	50,000 [2]	0	[2]			78,500 [3]	0	[3]
Debt Instrument, Convertible, Beneficial Conversion Feature				174,780								15,000
Number of common stock issued for consulting and professional services		1,293,344
Total operating expense for consulting and professional services				317,460
Accrued liabilities for consulting and professional services				166,500		166,500
Non-cash stock compensation		10,921	0	24,961	0	24,961	35,882
Derivative Liability, Fair Value, Gross Liability		788,660					788,660
Cash Proceeds Under Securities Purchase Agreement																																		1,500,000
Issuance of Units Under Securities Agreement																																		2,727,273
Common stock of Canterbury					$ 1,800,032																										$ 2,000,000					$ 1,500,000

[1]	On February 6, 2014, the Company received gross proceeds of $150,000 via a financing arrangement with JMJ Financial. The principal balance of $166,666 includes a $16,666 original issue discount. The terms of this financing arrangement bears interest at twelve percent (12%) annually, and has a maturity date of February 6, 2016. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of the Company’s restricted common stock for each $0.23, or (ii) sixty percent (60%) of the lowest trade price in the 25 days prior to conversion. The variable conversion feature qualifies the note as a derivative instrument and tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt. See further discussion below in Derivative Liabilities — Convertible Notes.
[2]	On March 6, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with GEL Properties, LLC, The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, on March 7, 2014, GEL Properties, LLC paid off the 7 percent note payable with a related party issued March 31, 2012 totaling $50,000 (see (11) above), on the Company’s behalf, and, accordingly, the Company agreed to repay GEL Properties, LLC a total of $52,500 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of February 20, 2015. The replacement note’s unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. During the period ending March 31, 2014, GEL Properties, LLC elected to convert $15,000 of principal balance under the terms of the replacement note, and received a total of 164,935 shares of the Company’s common stock. The variable conversion feature of the replacement note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. The transaction was analyzed for extinguishment accounting and the Company determined that extinguishment accounting was appropriate and any additional consideration provided in the transaction was recorded as a gain/loss on debt extinguishment in other income and expense.
[3]	On March 17, 2014, the Company received gross proceeds of $78,500 via a financing arrangement with Asher Enterprises, Inc. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of November 12, 2014. The unpaid outstanding balance may be converted at sixty-nine percent (69%) of the lowest trade price in the ten (10) days prior to conversion. The variable conversion feature of the note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. Additionally, the note contains an anti-dilution protection full-ratchet reset feature which qualifies the note as a derivative instrument.